dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Aug. 01, 2024	Oct. 01, 2019	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Dividends per share
Dividends per share	$ 0.3891		$ 0.3891	$ 0.3761	$ 0.3636	$ 0.3511	$ 0.7652	$ 0.7147
Dividends declared			$ 577	$ 554	$ 526	$ 506	$ 1,131	$ 1,032
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in common shares			$ 179		$ 175		$ 289	$ 348